UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York           May 1, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $96,681
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number            Name

(1) 028-12144                   Tiger Veda Global L.P.

(2) 028-12700                   Tiger Veda L.P.


                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2009
COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE OF                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION      MNGRS     SOLE   SHARED  NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   10,166    375,400  SH        SHARED-DEFINED  (1),(2)   10,166
AMERICAN TOWER CORP           CL A            029912201    8,338    274,000  SH        SHARED-DEFINED  (1),(2)    8,338
AMERICAN WTR WKS CO INC NEW   COM             030420103    4,798    249,400  SH        SHARED-DEFINED  (1),(2)    4,798
BARRICK GOLD CORP             COM             067901108   13,843    427,000  SH        SHARED-DEFINED  (1),(2)   13,843
FORCE PROTECTION INC          COM NEW         345203202    5,768  1,201,700  SH        SHARED-DEFINED  (1),(2)    5,768
FUEL SYS SOLUTIONS INC        COM             35952W103    3,815    283,000  SH        SHARED-DEFINED  (1),(2)    3,815
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101    8,629    472,801  SH        SHARED-DEFINED  (1),(2)    8,629
SPDR TR                       UNIT SER 1      78462F103   10,338    130,000  SH        SHARED-DEFINED  (1),(2)   10,338
SBA COMMUNICATIONS CORP       COM             78388J106    8,290    355,800  SH        SHARED-DEFINED  (1),(2)    8,290
SEACOR HOLDINGS INC           COM             811904101   10,522    180,445  SH        SHARED-DEFINED  (1),(2)   10,522
VISA INC                      COM CL A        92826C839    2,780     50,000  SH        SHARED-DEFINED  (1),(2)    2,780
WORLD FUEL SVCS CORP          COM             981475106    9,394    297,000  SH        SHARED-DEFINED  (1),(2)    9,394




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